INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Investments in associates (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investments	$ 2,928,984	$ 2,997,603
Total for all associates
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Investments	$ 2,768,611	$ 2,526,073	$ 2,300,450
Total for all associates | P.A. Viva Malls
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Development and operation of commercial spaces	Development and operation of commercial spaces
Country	Colombia	Colombia
Percentage of Ownership interest	49.00%	49.00%
Investments	$ 1,817,503	$ 1,661,679	1,530,459
Total for all associates | Proteccion S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Administration of pension funds and severances	Administration of pension funds and severances
Country	Colombia	Colombia
Percentage of Ownership interest	20.58%	20.58%
Investments	$ 625,370	$ 594,105	$ 533,584
Total for all associates | P.A. El Bosque
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems	Real estate ecosystems
Country	Colombia	Colombia
Percentage of Ownership interest	14.11%	14.11%
Investments	$ 85,863	$ 57,120
Total for all associates | Redeban Multicolor S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Network data transmission services	Network data transmission services
Country	Colombia	Colombia
Percentage of Ownership interest	20.36%	20.36%
Investments	$ 42,190	$ 35,735
Total for all associates | Titularizadora Colombiana S.A. Hitos
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Mortgage portfolio securities	Mortgage portfolio securities
Country	Colombia	Colombia
Percentage of Ownership interest	26.98%	26.98%
Investments	$ 42,050	$ 37,950
Total for all associates | P.A El Otono
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems	Real estate ecosystems
Country	Colombia	Colombia
Percentage of Ownership interest	16.30%	16.30%
Investments	$ 36,676	$ 33,442
Total for all associates | ACH Colombia S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Electronic transfer services	Electronic transfer services
Country	Colombia	Colombia
Percentage of Ownership interest	19.94%	19.94%
Investments	$ 23,706	$ 21,952
Total for all associates | Gestoria Externa de Portafolios S.A.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Investment management service
Country	Colombia
Percentage of Ownership interest	49.31%	49.31%
Investments	$ 20,428	$ 11,278
Total for all associates | Servicio Salvadoreno de Proteccion, S. A. de C.V.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Custodial services and transfer of monetary types	Custodial services and transfer of monetary types
Country	El Salvador	El Salvador
Percentage of Ownership interest	25.00%	25.00%
Investments	$ 13,382	$ 10,223
Total for all associates | P.A Distrito Vera
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems	Real estate ecosystems
Country	Colombia	Colombia
Percentage of Ownership interest	33.33%	33.33%
Investments	$ 13,325	$ 9,103
Total for all associates | Servicios Financieros, S.A. de C.V.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Processing of financial transactions and electronic payment methods	Processing of financial transactions and electronic payment methods
Country	El Salvador	El Salvador
Percentage of Ownership interest	49.78%	49.78%
Investments	$ 12,695	$ 9,514
Total for all associates | Internacional Ejecutiva de Aviacion S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Aircraft and aircraft travel service	Aircraft and aircraft travel service
Country	Colombia	Colombia
Percentage of Ownership interest	37.50%	25.00%
Investments	$ 9,158	$ 6,093
Total for all associates | P.A Boreal
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems	Real estate ecosystems
Country	Colombia	Colombia
Percentage of Ownership interest	20.00%	20.00%
Investments	$ 8,658	$ 7,579
Total for all associates | P.A Mirador de la Cienaga
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems	Real estate ecosystems
Country	Colombia	Colombia
Percentage of Ownership interest	13.00%	13.00%
Investments	$ 4,326	$ 4,518
Total for all associates | P.A La Felicidad
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems	Real estate ecosystems
Country	Colombia	Colombia
Percentage of Ownership interest	20.00%	20.00%
Investments	$ 4,067	$ 6,938
Total for all associates | Reintegra S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Collections and recovery of portfolio	Collections and recovery of portfolio
Country	Colombia	Colombia
Percentage of Ownership interest	46.00%	46.00%
Investments	$ 3,520	$ 5,864
Total for all associates | P.A Madrid II
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems	Real estate ecosystems
Country	Colombia	Colombia
Percentage of Ownership interest	20.00%	20.00%
Investments	$ 3,103	$ 9,208
Total for all associates | ACH de El Salvador, S. A. de C.V.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Electronic transfer services	Electronic transfer services
Country	El Salvador	El Salvador
Percentage of Ownership interest	25.00%	25.00%
Investments	$ 1,544	$ 1,554
Total for all associates | Agricapital S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Financial services	Financial services
Country	Colombia	Colombia
Percentage of Ownership interest	10.79%	10.79%
Investments	$ 991	$ 1,262
Total for all associates | Fideicomiso Locales Distrito Vera
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Real estate ecosystems	Real estate ecosystems
Country	Colombia	Colombia
Percentage of Ownership interest	33.33%	0.00%
Investments	$ 56	$ 0
Total for all associates | Servicios de Identidad Digital S.A.S.
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Main activity	Digital services	Digital services
Country	Colombia	Colombia
Percentage of Ownership interest	33.33%	33.33%
Investments	$ 0	$ 956